IOWA SCHOOLS JOINT
                                INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                                DECEMBER 31, 1999



                                SPONSORED BY THE
                       IOWA ASSOCIATION OF SCHOOL BOARDS

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[THIS PAGE LEFT BLANK INTENTIONALLY]
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TRUSTEES' REPORT



To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1999. During 1999, market rates for short-term securities increased in the second half of the year as the Federal Reserve Board increased overnight rates on three separate occasions for a total of 0.75 percent. Investment rates increased by a similar amount during the period. ISJIT maintained a consistent focus upon its three complementary investment objectives: protection of participant's invested funds, maintenance of the necessary degree of liquidity to accommodate participant cash management needs, and providing participants with an excellent market rate of return throughout the year.

ISJIT's investment programs continue to grow. As of December 31, 1999, three hundred twenty-two school corporations and other eligible organizations were authorized to invest in ISJIT, pursuant to Iowa Code chapter 28E. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $155,094,297 to a high of $305,449,895. When fixed term securities are included, the respective figures range from a low of $272,955,046 to a high of $417,449,716. Total funds invested in 1999 set several records, reaching a record high of $499,098,170 on May 19, 1999.

The Board of Trustees is very pleased with the success of the ISJIT cash management program and welcomes your comments or suggestions. Our goal is to provide a cash management program that is consistently responsive to member needs.

Respectfully,



Dean Borg, Chair
Board of Trustees

MANAGEMENT DISCUSSION

During the first half of fiscal year 1999-00, short-term interest rates increased. The Federal Reserve raised the Federal Funds rate three times to stabilize financial markets and calm a vibrant domestic economy. The Fed had become increasingly concerned as the domestic economy continued to show surprising signs of strength.

The domestic economic growth continues to be strong, led by consumer and construction spending. The global economic environment has largely stabilized, a condition significantly different than just one year ago. This combination of factors will likely cause the Federal Reserve to raise interest rates in the next several months if they take action.

The rate on the ISJIT Diversified Fund increased from 4.43 percent to 4.72 percent during the period. The Fund consistently provided a rate 0.20 percent above the IBC Index of national money market funds.

The average maturity of the Fund ended the period at 49 days, taking advantage of advantageous yields offered by marketable securities and Certificates of Deposit offered by Iowa financial institutions when available.

The ISJIT program continues to emphasize three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1999
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                 Yield at
                                                                  Time of                          Amortized
Par Value         Description                                    Purchase       Due Date              Cost
---------         -----------                                    --------       --------              ----
DISCOUNTED GOVERNMENT SECURITIES -- 26.88%
$7,500,000 Student Loan Marketing Association-Discount Note               5.79%     01/10/00        $7,489,350
 5,000,000 Federal Home Loan Mortgage Corporation-Discount Note           5.81%     01/14/00         4,989,708
 5,700,000 Federal National Mortgage Association-Discount Note            5.81%     01/20/00         5,682,852
 5,000,000 Federal National Mortgage Association-Discount Note            5.66%     01/27/00         4,980,049
                                                                                                   ----------------
                 TOTAL (cost -- $23,141,959)                                                       $23,141,959
                                                                                                     ----------------

COUPON SECURITIES -- 58.81%
$4,000,000 Federal National Mortgage Association, 4.83%                   5.83%     01/11/00        $3,998,846
 1,000,000 Federal National Mortgage Association, 4.83%                   5.78%     01/11/00           999,715
 2,500,000 Federal National Mortgage Association, 5.60%                   5.80%     01/12/00         2,499,781
 1,000,000 Federal National Mortgage Association, 5.60%                   5.76%     01/12/00           999,917
   500,000 Federal National Mortgage Association, 5.60%                   5.98%     01/12/00           499,924
 1,500,000 Federal Home Loan Bank, 4.86%                                  5.89%     01/14/00         1,499,401
 2,000,000 Federal National Mortgage Association, 5.44%                   6.08%     01/14/00         1,999,458
 6,000,000 Federal Farm Credit Bank, 5.56%                                5.81%     01/18/00         5,999,142
 5,000,000 Federal Farm Credit Bank, 5.56%                                6.04%     01/18/00         4,998,749
 5,000,000 Student Loan Marketing Association, Variable Rate, 6.113%*     5.09%     01/20/00         4,999,990
 3,000,000 Federal National Mortgage Association, 6.07%                   5.85%     01/20/00         3,000,196
 2,500,000 Federal National Mortgage Association, 6.07%                   5.72%     01/20/00         2,500,321
 1,275,000 Federal Home Loan Bank, 8.60%                                  5.82%     01/25/00         1,277,180
 1,500,000 Federal Home Loan Bank, 8.60%                                  5.80%     01/25/00         1,502,541
 1,500,000 Federal National Mortgage Association, 5.43%                   5.10%     01/27/00         1,500,335
 1,000,000 Federal Home Loan Bank, 6.173%                                 5.83%     01/28/00         1,000,217
 5,000,000 Federal Home Loan Mortgage Corporation, 6.44%                  5.88%     01/28/00         5,001,497
 6,000,000 Student Loan Marketing Association, Variable Rate, 5.888%*     5.83%     02/02/00         5,998,528
   500,000 Federal Home Loan Bank, 5.53%                                  6.04%     02/03/00           499,723
   500,000 Federal Home Loan Bank, 5.445%                                 6.04%     02/04/00           499,680
 1,000,000 Federal Farm Credit Bank, 6.07%                                5.79%     02/07/00         1,000,251
 2,000,000 Federal National Mortgage Association, 6.10%                   5.79%     02/10/00         2,000,560
   350,000 Federal National Mortgage Association, 6.10%                   5.84%     02/10/00           350,062
   130,000 Federal National Mortgage Association, 6.10%                   6.33%     02/10/00           129,950
 5,000,000 Student Loan Marketing Association, Variable Rate, 6.113%*     5.79%     02/14/00         4,999,772
   300,000 Federal National Mortgage Association, 4.99%                   5.81%     02/22/00           299,626
 3,000,000 Federal National Mortgage Association, 5.04%                   5.32%     02/23/00         2,998,766
 3,000,000 Federal Home Loan Bank, 4.995%                                 5.25%     02/24/00         2,998,855
 5,000,000 Federal Home Loan Bank, Variable Rate, 6.163%*                 5.82%     02/25/00         4,999,978
 1,700,000 Federal Home Loan Bank, 5.00%                                  5.89%     02/25/00         1,697,205
   500,000 Federal Home Loan Bank, 5.05%                                  6.09%     03/01/00           499,080
 2,000,000 Federal Home Loan Bank, 5.08%                                  5.77%     03/03/00         1,996,985
 1,000,000 Federal Home Loan Bank, 5.625%                                 5.81%     03/03/00           999,548
   500,000 Student Loan Marketing Association, 7.50%                      5.90%     03/08/00           501,419
 5,000,000 Federal Home Loan Bank, 5.16%                                  5.81%     03/08/00         4,993,409
 1,000,000 Federal Home Loan Bank, 5.635%                                 5.75%     03/09/00           999,661
 1,000,000 Federal Home Loan Mortgage Corporation, Variable Rate, 5.00%*  5.85%     03/10/00           998,417
 1,250,000 Student Loan Marketing Association, 5.57%                      5.78%     03/17/00         1,249,453
 1,000,000 Federal Home Loan Bank, Variable Rate, 4.595%*                 5.84%     03/22/00           997,093
   500,000 Federal Home Loan Bank, Variable Rate, 4.595%*                 5.95%     03/22/00           498,542
   500,000 Federal Home Loan Bank, Variable Rate, 4.595%*                 5.82%     03/22/00           498,614
 5,000,000 Federal Home Loan Bank, Variable Rate, 5.913%*                 4.95%     03/24/00         5,000,000
 2,500,000 Federal National Mortgage Association, 5.60%                   5.39%     03/27/00         2,501,156
 2,500,000 Federal Home Loan Mortgage Corporation, Variable Rate, 5.963%* 4.86%     04/14/00         2,499,645
 1,000,000 Federal Home Loan Bank, 5.68%                                  5.88%     04/20/00           999,283
   750,000 Federal National Mortgage Association, Variable Rate, 5.00%*   5.52%     04/21/00           748,833
 2,000,000 Federal National Mortgage Association, Variable Rate, 5.00%*   5.50%     04/21/00         1,997,002
 1,000,000 Federal Home Loan Bank, 6.67%                                  6.00%     04/25/00         1,002,035
 5,000,000 Federal Home Loan Bank, Variable Rate, 5.555%*                 5.45%     05/11/00         4,997,313
 5,000,000 Federal National Mortgage Association, 0.00%                   6.08%     05/19/00         4,886,993
 3,000,000 Federal Home Loan Bank, 5.625%                                 5.50%     06/02/00         3,001,478
   695,000 Federal Home Loan Bank, 5.25%                                  6.01%     06/02/00           692,504
 1,000,000 Federal Home Loan Bank, 6.24%                                  6.00%     06/23/00         1,001,030
 1,500,000 Federal Farm Credit Bank, 6.67%                                6.00%     06/26/00         1,504,577
 5,000,000 Student Loan Marketing Association, Variable Rate, 6.063%*     5.62%     06/30/00         5,000,000
 1,000,000 Federal Home Loan Bank, 6.20%                                  5.97%     07/07/00         1,001,062
 2,595,000 Federal Home Loan Bank, 5.60%                                  6.00%     07/10/00         2,589,575
 1,000,000 Federal National Mortgage Association, 6.625%                  6.01%     07/12/00         1,003,051
 2,239,000 Federal Home Loan Mortgage Corporation, 5.505%                 6.00%     07/14/00         2,233,128
 1,000,000 Federal National Mortgage Association, 5.67%                   5.67%     07/21/00         1,000,000
   500,000 Federal National Mortgage Association, 5.67%                   5.69%     07/21/00           499,957
   300,000 Federal Home Loan Bank, 6.055%                                 6.08%     07/28/00           299,927
 1,000,000 Federal Home Loan Bank, 5.57%                                  5.97%     08/14/00           997,539
 2,083,000 Federal National Mortgage Association, 6.36%                   6.12%     08/16/00         2,085,775
 1,000,000 Federal Home Loan Bank, 5.00%                                  6.09%     08/18/00           993,336
   500,000 Federal Home Loan Bank, 5.00%                                  6.11%     08/18/00           496,623
 1,000,000 Federal Home Loan Bank, 5.60%                                  6.01%     08/24/00           997,481
 1,000,000 Federal Home Loan Bank, 5.525%                                 6.11%     08/28/00           996,206
 1,500,000 Federal Home Loan Bank, 6.175%                                 6.13%     09/05/00         1,500,371
 1,000,000 Federal Home Loan Bank, 5.375%                                 6.00%     09/08/00           995,814
                                                                                                    ----------------
                 TOTAL (cost -- $140,504,081)                                                     $140,504,081
                                                                                                     ----------------

CERTIFICATES OF DEPOSIT -- 13.37%
 $ 500,000 Peoples State Bank, Elkader                                    5.40%     01/06/00          $500,000
   250,000 Farmers State Bank, Hawarden                                   5.85%     01/10/00           250,000
 2,000,000 Community First National Bank, Decorah                         5.85%     01/11/00         2,000,000
 5,000,000 Bankers Trust Company, Des Moines                              5.85%     01/13/00         5,000,000
 1,000,000 Peoples State Bank, Elkader                                    5.60%     01/18/00         1,000,000
 2,500,000 First National Bank, Ames                                      5.55%     01/18/00         2,500,000
 1,000,000 DeWitt Bank & Trust, DeWitt                                    5.85%     01/18/00         1,000,000
 1,000,000 First American Bank, Ames                                      5.20%     01/28/00         1,000,000
   500,000 Premier Bank, Rock Valley                                      5.25%     01/28/00           500,000
   750,000 Peoples State Bank, Elkader                                    5.60%     01/31/00           750,000
   500,000 Farmers Bank, Hawarden                                         6.00%     01/31/00           500,000
 3,000,000 South Ottumwa Savings Bank, Ottumwa                            5.90%     02/18/00         3,000,000
   250,000 Ft. Madison Bank & Trust, Ft. Madison                          5.20%     02/18/00           250,000
   500,000 Union State Bank, Winterset                                    5.20%     02/22/00           500,000
   500,000 American Bank, LeMars                                          5.15%     02/22/00           500,000
 2,000,000 First State Bank, Conrad                                       6.05%     02/24/00         2,000,000
   600,000 First State Bank, Ida Grove                                    5.90%     02/28/00           600,000
 2,000,000 St. Ansgar State Bank, St. Ansgar                              5.38%     03/07/00         2,000,000
 1,000,000 Hartford-Carlisle Savings Bank, Carlisle                       5.50%     03/16/00         1,000,000
 1,000,000 Peoples Savings Bank, Elma                                     5.95%     03/20/00         1,000,000
   500,000 Peoples Bank & Trust, Rock Valley                              5.38%     03/23/00           500,000
   250,000 Citizens Bank, Sac City                                        5.38%     04/04/00           250,000
   500,000 Citizens Bank, Sac City                                        6.00%     04/05/00           500,000
   250,000 Ft. Madison Bank & Trust, Ft. Madison                          6.00%     05/22/00           250,000
   250,000 Citizens Bank, Sac City                                        5.75%     07/05/00           250,000
   500,000 American Bank, LeMars                                          6.00%     08/25/00           500,000
   500,000 First American Bank, Ames                                      6.05%     09/20/00           500,000
   500,000 St. Ansgar State Bank, St. Ansgar                              6.15%     10/17/00           500,000
   250,000 First State Bank, Huxley                                       6.15%     10/17/00           250,000
   100,000 Ackley State Bank, Ackley                                      6.15%     10/17/00           100,000
   750,000 State Savings Bank, Baxter                                     6.15%     10/18/00           750,000
 1,000,000 Union State Bank, Winterset                                    6.20%     10/23/00         1,000,000
   250,000 State Savings Bank, Baxter                                     6.20%     10/24/00           250,000
   500,000 Peoples Bank & Trust, Rock Valley                              6.25%     12/14/00           500,000
                                                                                                   ----------------
                 TOTAL (cost -- $31,950,000)                                                       $31,950,000
                                                                                                   ----------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 17.41%
$20,797,000 Merrill Lynch, Repurchase Agreement                            3.00%     01/03/00      $20,797,000
 20,797,000 SBC Warburg Dillon Read, Repurchase Agreement                  2.75%     01/03/00       20,797,000
                                                                                                   ----------------
                 TOTAL (cost -- $41,594,000)                                                       $41,594,000
                                                                                                   ----------------

TOTAL INVESTMENTS -- 99.28% (cost -- $237,190,040)                                                $237,190,040

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .72%
                 (Includes $48,300 payable to IMG and $1,013,761
                 dividends payable to unitholders)                                                  $1,732,079
                                                                                                  ----------------

NET ASSETS -- 100%
                 Applicable to 238,922,119 outstanding units                                      $238,922,119
                                                                                                  ================

NET ASSET VALUE:
                 Offering and redemption price per unit ($238,922,119
                 divided by 238,922,119 units outstanding)                                              $1.00
                                                                                                  ================

See accompanying notes to financial statements.
*Denotes floating rate investment with interest rate as of December 31, 1999

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1999
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                 Yield at
                                                                  Time of                          Amortized
Par Value         Description                                    Purchase       Due Date              Cost
---------         -----------                                    --------       --------              ----
COUPON SECURITIES -- 11.35%
$1,000,000 Housing Urban Development, 9.10%                               5.92%     08/01/00        $1,017,695
 2,850,000 Housing Urban Development, 6.59%                               5.92%     08/01/00         2,860,413
                                                                                                   ----------------
                 TOTAL (cost -- $3,878,108)                                                         $3,878,108
                                                                                                   ----------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 88.75%
$30,334,000 SBC Warburg Dillon Read, Repurchase Agreement                  0.00%     01/00/00      $30,334,000
                                                                                                   ----------------
                 TOTAL (cost -- $30,334,000)                                                       $30,334,000
                                                                                                   ----------------

TOTAL INVESTMENTS -- 100.10% (cost -- $34,212,108)                                                 $34,212,108

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- (.10%)
                 (Includes $4,335 payable to IMG and $135,596
                 dividends payable to unitholders)                                                    ($33,440)
                                                                                                   ----------------

NET ASSETS -- 100%
                 Applicable to 34,178,668 outstanding units                                        $34,178,668
                                                                                                   ================

NET ASSET VALUE:
                 Offering and redemption price per unit ($34,178,668
                 divided by 34,178,668 units outstanding)                                                $1.00
                                                                                                   ================


See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 1, 1999 TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                           DIVERSIFIED      DIRECT GOVERNMENT
                                            PORTFOLIO     OBLIGATION PORTFOLIO
                                          ------------    --------------------
INVESTMENT INCOME:
   Interest                                 $5,054,479                $920,217
                                          ============    ====================

EXPENSES:
   Investment advisory and
      program support fees                    $230,544                 $26,507
   Custody and administrative fees             207,826                  57,432
   Distribution fees                            94,310                  17,671
   Other fees and expenses                      28,294                   5,302
                                          ------------    --------------------

Total Expenses                                 560,974                 106,912
                                          ------------    --------------------

NET INVESTMENT INCOME                       $4,493,505                $813,305
                                          ============    ====================

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
For the period July 1, 1999 to December 31, 1999
--------------------------------------------------------------------------------

                                           DIVERSIFIED      DIRECT GOVERNMENT
                                            PORTFOLIO     OBLIGATION PORTFOLIO
                                          ------------    --------------------
From Investment Activities:
   Net investment income
   distributed to unitholders               $4,493,505                $813,305
                                          ============    ====================

From Unit Transactions:
   (at constant net asset value of $1
   per unit)
   Units sold                             $558,474,897             $20,744,521
   Units issued in reinvestment
      of dividends from net
      investment income                      4,493,505                 813,305
   Units redeemed                         (563,235,536)            (19,409,690)
                                          ------------    --------------------
   Net increase (decrease) in net assets
      derived from unit transactions          (267,134)              2,148,136

Net assets at beginning of period          239,189,253              32,030,532
                                          ------------    --------------------

Net assets at end of period               $238,922,119             $34,178,668
                                          ============    ====================
See accompanying notes to financial statements.

                      IOWA SCHOOLS JOINT INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD*
--------------------------------------------------------------------------------


                           1999    1998       1997       1996       1995
                        --------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
Net Investment Income      0.047      0.047      0.051      0.049      0.053
Dividends Distributed     (0.047)    (0.047)    (0.051)    (0.049)    (0.053)
                        --------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000


Total Return               4.75%      4.74%      5.08%      4.85%      5.31%
Ratio of Expenses
to Average Net Assets      0.60%      0.60%      0.60%      0.60%      0.59%
Ratio of Net Income to
Average Net Assets         4.75%      4.74%      5.08%      4.85%      5.31%
Net Assets,
End of Period
(000 Omitted)           $238,922   $208,205   $174,215   $161,217   $166,018


                           1999    1998       1997       1996       1995
--------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
Net Investment Income      0.046      0.046      0.050      0.047      0.052
Dividends Distributed     (0.046)    (0.046)    (0.050)    (0.047)    (0.052)
                        --------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000


Total Return               4.60%      4.65%      4.99%      4.68%      5.21%
Ratio of Expenses
to Average Net Assets      0.60%      0.61%      0.60%      0.60%      .059%
Ratio of Net Income to
Average Net Assets         4.60%      4.65%      4.99%      4.68%      5.21%
Net Assets,
End of Period
(000 Omitted)            $34,179   $33,755    $31,034    $25,781    $34,801



*For the six month period ending December 31, annualized.

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates investment programs, including the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. The accompanying financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. Norwest Bank Iowa, N.A. serves as the Administrator and Custodian, and Investors Management Group serves as the Investment Advisor and Program Support Provider.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At December 31, 1999 the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $42,429,588 and $30,941,743 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS, CONTINUED

Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

UNIT ISSUES, REDEMPTIONS, AND DISTRIBUTIONS

ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

INCOME TAXES

ISJIT is exempt from federal and state income tax.

FEES AND EXPENSES

Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Advisor and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Administrator, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment advisor fees. In addition, IMG receives
 .100 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the six month period ended December 31, 1999, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $230,544 and $26,507, respectively, to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Norwest receives .175 percent of the average daily net asset value up to $150 million, .165 percent from $150 to $200 million, and .150 percent exceeding $200 million for administrative services; for the Direct Government Obligation Portfolio, Norwest receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the six month period ended December 31, 1999, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $207,826 and $57,432, respectively, to
Norwest for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 1999, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $94,310 and $17,671, respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $7,189,281,374 and $4,224,402,235, respectively, for the six month period ended December 31, 1999. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $7,189,355,407 and $4,221,640,000, respectively, for the six month period ended December 31, 1999.

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                               BOARD OF TRUSTEES



                          DEAN BORG, CHAIR, Mt. Vernon
               RICHARD VANDE KIEFT, VICE CHAIRPERSON, Cedar Falls
                      GARY D. BENGSTEN, TREASURER, Carroll
                        VERONICA STALKER, TRUSTEE, Waukee
                          DENNIS JETER, TRUSTEE, Murray
                         DON WILLIAMS, TRUSTEE, Villisca

                               SERVICE PROVIDERS



                               INVESTMENT ADVISOR:
                           Investors Management Group
                                2203 Grand Avenue
                            Des Moines, IA 50312-5338

                          CUSTODIAN AND ADMINISTRATOR:
                             Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                                 LEGAL COUNSEL:
                       Brick, Gentry, Bowers, et al
                                550 39th Street, Suite 200
                              Des Moines, IA 50304

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                                2500 Ruan Center
                              Des Moines, IA 50309



                        FOR INVESTMENT INFORMATION . . .
                           c/o Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                   Toll Free (800) 872-0140 or (515) 245-3245